PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
Disclosure of Property, plant and equipment

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Machinery and equipment	113	55	(1)	167
Other fixtures, fittings and tools	10	—	—	10
Total	123	55	(1)	177

Accumulated depreciation (Note 14)

Machinery and equipment	(30)	(39)	1	(68)
Other fixtures, fittings and tools	(1)	(1)	—	(2)
Total	(31)	(40)	1	(70)
Carrying amount	92	15	—	107

(Thousands of Euros)

6.	PROPERTY, PLANT AND EQUIPMENT (cont.)

Cost	Balance at 01/01/2019	Additions	Derecognitions	Balance at 12/31/2019
Machinery and equipment	48	65	—	113
Other fixtures, fittings and tools	—	10	—	10
Total	48	75	—	123

Accumulated depreciation (Note 14)

Machinery and equipment	(4)	(26)	—	(30)
Other fixtures, fittings and tools	—	(1)	—	(1)
Total	(4)	(27)	—	(31)
Carrying amount	44	48	—	92